(John Hancock U.S. Equity Fund - Classes A, C and I) | (John Hancock U.S. Equity Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 16 to 17 of this prospectus under "Sales charge reductions and waivers" or pages 173 to 177 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (John Hancock U.S. Equity Fund) - USD ($)	Class A		Class C	Class I
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%		none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		$ 20	none
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (John Hancock U.S. Equity Fund)		Class A	Class C	Class I
Management fee		0.75%	0.75%	0.75%
Distribution and service (Rule 12b-1) fees		0.30%	1.00%	none
Other expenses	[1]	0.17%	0.17%	0.16%
Total annual fund operating expenses		1.22%	1.92%	0.91%
Contractual expense reimbursement		none	none	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursements		1.22%	1.92%	0.89%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class I shares in an amount equal to the amount by which the expenses of the class exceed 0.89% of the average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of Class I shares" means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and (f) short dividend expense. This agreement expires December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example - (John Hancock U.S. Equity Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	618	868	1,137	1,903
Class C	295	603	1,037	2,243
Class I	91	288	502	1,118

Not Sold
Expense Example, No Redemption - (John Hancock U.S. Equity Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	195	603	1,037	2,243

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be "tied economically" to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to hold equity investments that will provide higher returns than the Russell 3000 Index, an independent index that measures the performance of the 3,000 largest U.S. companies by market capitalization. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded equity real estate investment trusts (REITs), and equity income trusts.

The manager buys and sells securities according to evaluations of company financial information, securities prices, equity and bond markets, and the overall economy. The manager's investment methods include: (i) analyzing price relative to historical financial information including book value, cash flow, and earnings; (ii) reviewing analyst financial forecasting information; and (iii) evaluating patterns of price movement or volatility. The manager may also adjust the portfolio based on position size, industry and sector weights, or market capitalization, among other factors. The fund may invest significantly in certain sectors, including the information technology and healthcare sectors.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.

Healthcare risk. Health sciences industries may be affected by product obsolescence, thin capitalization, limited product lines, markets, and financial resources or personnel challenges, and legislative or regulatory activities affecting the sector, such as approval policies for drugs, medical devices, or procedures, and changes in governmental and private payment systems and product liabilities.

Information technology risk. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition, and government regulation, among other factors.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. An impairment of a fund's ability to sell securities or close derivative positions at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-size company risk. Small and mid-size companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (for Class A and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (for Class I shares).

A note on performance

Class NAV and Class C shares commenced operations on October 29, 2005 and August 28, 2014, respectively. Class A and Class I shares commenced operations on October 31, 2011. Returns prior to a class's commencement date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of that class. Returns for Class A, Class C, and Class I shares would have been substantially similar to returns of Class NAV shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2015, was -6.65%. Best quarter: Q3 '10, 12.60% Worst quarter: Q4 '08, -14.04%
Average annual total returns (%)—as of 12/31/14
Average Annual Total Returns - (John Hancock U.S. Equity Fund) -	1 Year	5 Years	Since inception	Inception Date
Class A	4.89%	11.51%	5.77%	Oct. 29, 2005
Class A | after tax on distributions	0.44%	9.78%	4.53%	Oct. 29, 2005
Class A | after tax on distributions, with sale	5.76%	9.01%	4.35%	Oct. 29, 2005
Class C	8.54%	11.83%	5.60%	Oct. 29, 2005
Class I	10.87%	13.14%	6.83%	Oct. 29, 2005
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	12.56%	15.63%	8.55%	Oct. 29, 2005